Commitments and Contingencies - Summary of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating lease cost
Short-term lease cost	$ 6	$ 139
Sublease income	(49)	(128)
Total lease cost	1,694	7,939
Research and Development
Operating lease cost
Operating lease cost	1,196	4,287
General and Administrative
Operating lease cost
Operating lease cost	$ 541	$ 3,641